Financial risk management - Liquidity risks (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Cash and cash equivalents	$ 375,479	$ 223,890	$ 254,934
Undrawn credit facilities	300,000	300,000
Carrying amount
Finance lease obligations	204,242	201,268
Long-term debt	1,502,271	1,556,206
Cash flow hedges	90,199	68,664
Financial liabilities	2,121,467	2,074,083
Contractual cash flows
Finance lease obligations	397,876
Cash flow hedges	105,120	83,472
1 year or less
Contractual cash flows
Finance lease obligations	31,447
Cash flow hedges	7,114	0
1-3 years
Contractual cash flows
Cash flow hedges	17,057	8,481
3-5 years
Contractual cash flows
Cash flow hedges	28,864	18,962
More than 5 years
Contractual cash flows
Finance lease obligations	236,772
Cash flow hedges	52,085	$ 56,029
Liquidity risk
Carrying amount
Trade and other payables	519,352
Finance lease obligations	204,242
Long-term debt	1,502,271
Cash flow hedges	91,014
Financial liabilities	2,316,879
Contractual cash flows
Trade and other payables	519,352
Finance lease obligations	397,876
Long-term debt	2,178,011
Cash flow hedges	105,120
Financial liabilities	3,200,359
Liquidity risk | 1 year or less
Contractual cash flows
Trade and other payables	519,352
Finance lease obligations	31,447
Long-term debt	121,689
Cash flow hedges	7,114
Financial liabilities	679,602
Liquidity risk | 1-3 years
Contractual cash flows
Trade and other payables	0
Finance lease obligations	64,039
Long-term debt	586,091
Cash flow hedges	17,057
Financial liabilities	667,187
Liquidity risk | 3-5 years
Contractual cash flows
Trade and other payables	0
Finance lease obligations	65,618
Long-term debt	471,831
Cash flow hedges	28,864
Financial liabilities	566,313
Liquidity risk | More than 5 years
Contractual cash flows
Trade and other payables	0
Finance lease obligations	236,772
Long-term debt	998,400
Cash flow hedges	52,085
Financial liabilities	$ 1,287,257